Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 50.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 50.2%
U.S. Treasury Bills
12/05/2019	1.780%	110,200,000	109,847,008
01/30/2020	1.790%	52,600,000	52,286,953
02/27/2020	1.810%	40,000,000	39,705,418
Total			201,839,379
Total Treasury Bills (Cost $201,754,387)			201,839,379

U.S. Government & Agency Obligations 35.4%

Federal Home Loan Banks Discount Notes
10/08/2019	2.050%	20,900,000	20,890,621
10/15/2019	1.880%	20,000,000	19,984,584
Federal Home Loan Mortgage Corp. Discount Notes
10/17/2019	2.060%	41,500,000	41,460,192
Federal National Mortgage Association Discount Notes
11/04/2019	1.870%	60,000,000	59,892,666
Total U.S. Government & Agency Obligations (Cost $142,227,387)			142,228,063
Options Purchased Calls 0.5%
Value ($)
(Cost $1,908,565)	2,018,404

Options Purchased Puts 0.0%

(Cost $58,694)	42,750

Money Market Funds 8.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(b)	32,998,668	32,995,368
Total Money Market Funds (Cost $32,995,368)		32,995,368
Total Investments in Securities (Cost: $378,944,401)		379,123,964
Other Assets & Liabilities, Net		22,817,263
Net Assets		401,941,227
At September 30, 2019, securities and/or cash totaling $27,803,933 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	651	11/2019	USD	38,070,480	—	(822,103)
Coffee	247	12/2019	USD	9,369,019	132,115	—
Copper	488	12/2019	USD	31,457,700	—	(296,365)
Corn	1,695	12/2019	USD	32,883,000	1,578,857	—
Cotton	150	12/2019	USD	4,562,250	—	(298,635)
Feeder Cattle	27	01/2020	USD	1,867,388	113,320	—
Gas Oil	187	11/2019	USD	10,967,550	617,542	—
Gold 100 oz.	375	12/2019	USD	55,233,750	1,796,726	—
Lean Hogs	288	12/2019	USD	8,363,520	563,245	—
Live Cattle	319	12/2019	USD	14,074,280	969,424	—
Natural Gas	1,066	10/2019	USD	24,837,800	1,281,648	—
Nickel	146	11/2019	USD	14,988,360	1,363,618	—
NY Harbor ULSD	6	10/2019	USD	478,094	33,846	—
Primary Aluminum	362	11/2019	USD	15,581,838	—	(413,570)
RBOB Gasoline	567	10/2019	USD	37,304,631	—	(1,033,847)
Silver	203	12/2019	USD	17,252,970	—	(145,200)
Soybean	487	11/2019	USD	22,061,100	430,888	—
Soybean Meal	413	12/2019	USD	12,431,300	—	(946,946)
Soybean Oil	791	12/2019	USD	13,801,368	431,035	—
Sugar #11	572	02/2020	USD	8,104,096	362,665	—
Wheat	155	12/2019	USD	3,842,063	197,248	—
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2019	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Wheat	195	12/2019	USD	4,046,250	—	(67,617)
White Sugar #5	192	11/2019	USD	3,305,280	215,034	—
White Sugar #5	64	02/2020	USD	1,105,280	30,275	—
WTI Crude	107	10/2019	USD	5,785,490	—	(5,524)
Zinc	88	11/2019	USD	5,305,300	281,616	—
Total					10,399,102	(4,029,807)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Hard Red Spring Wheat	(7)	12/2019	USD	(190,575)	2,155	—
Nickel	(43)	01/2020	USD	(4,396,836)	—	(114,946)
Wheat	(4)	03/2020	USD	(85,650)	—	(667)
Total					2,155	(115,613)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Copper	UBS	USD	17,791,650	276	290.00	11/25/2019	129,593	34,500
Corn	UBS	USD	3,142,800	162	410.00	11/22/2019	30,250	32,400
Corn	UBS	USD	19,400	1	450.00	11/22/2019	135	56
Cotton	UBS	USD	3,953,950	130	62.00	11/08/2019	65,653	90,350
LME Zinc†,††	UBS	USD	7,355,288	121	2,475.00	10/02/2019	69,974	11,646
Nickel†,††	UBS	USD	22,597,692	221	17,000.00	01/02/2020	501,958	1,502,292
WTI Crude	UBS	USD	16,002,600	298	64.00	12/16/2019	766,824	196,680
WTI Crude	UBS	USD	3,866,400	72	57.00	12/16/2019	344,178	150,480
Total							1,908,565	2,018,404
†	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2019, the total value of these option contracts amounted to $1,513,938, which represents 0.38% of total net assets.
††	Valuation based on significant unobservable inputs.

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Silver	UBS	USD	4,249,500	50	16.00	11/25/2019	58,694	42,750

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Copper	UBS	USD	(17,791,650)	(276)	320.00	11/25/2019	(24,040)	(3,450)
Cotton	UBS	USD	(456,225)	(15)	65.00	11/08/2019	(9,314)	(4,875)
Live Cattle	UBS	USD	(3,088,400)	(70)	112.00	12/06/2019	(51,520)	(74,900)
Nickel†,††	UBS	USD	(22,597,692)	(221)	20,000.00	1/02/2020	(102,699)	(408,527)
Silver	UBS	USD	(2,124,750)	(25)	20.00	11/25/2019	(24,783)	(11,375)
Soybean	UBS	USD	(13,454,100)	(297)	1,200.00	10/25/2019	(57,833)	(1,856)
Total							(270,189)	(504,983)
†	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2019, the total value of these option contracts amounted to $(408,527), which represents 0.10% of total net assets.
††	Valuation based on significant unobservable inputs.

2	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2019 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cotton	UBS	USD	(3,953,950)	(130)	55.00	11/08/2019	(58,017)	(13,650)
Lean Hogs	UBS	USD	(4,994,880)	(172)	60.00	12/13/2019	(209,152)	(87,720)
LME Zinc†,††,†††	UBS	USD	(7,355,288)	(121)	2,275.00	10/02/2019	(69,176)	—
WTI Crude	UBS	USD	(3,866,400)	(72)	50.00	12/16/2019	(86,364)	(143,280)
WTI Crude	UBS	USD	(3,973,800)	(74)	57.00	12/16/2019	(230,601)	(398,120)
WTI Crude	UBS	USD	(15,895,200)	(296)	55.00	12/16/2019	(815,365)	(1,231,360)
Total							(1,468,675)	(1,874,130)

†	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2019, the total value of these option contracts amounted to $0, which represents less than 0.01%% of total net assets.
††	Negligible market value.
†††	Valuation based on significant unobservable inputs.
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	5,350,796	496,775,649	(469,127,777)	32,998,668	(393)	—	328,763	32,995,368
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2019	3